FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Equity	$ 9,683,478	$ 8,723,715	$ 8,009,029	$ 8,259,984
Bank borrowings	1,256,166	1,151,023
Lease liabilities	1,015,060	727,990
Bonds issued	6,302,554	4,717,676
Capitalization	$ 18,257,258	$ 15,320,404